Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trust Agreement [Abstract]
Brokerage fees	$ 15,348,114	$ 23,947,088	$ 37,951,047
Custodial fees	213	542	687
Total	$ 15,348,327	$ 23,947,630	$ 37,951,734